Earnings Per Share - Summary of Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Line Items]
Basic earnings per share (ordinary shares of 25p each), Earnings	£ 6,032		£ 4,648
Diluted earnings per share, Earnings	£ 6,032		£ 4,648
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares	2,285		1,858
Diluted earnings per share, Weighted average number of shares	2,292		1,865
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence	£ 2.640		£ 2.502
Diluted earnings per share, Earnings per share pence	£ 2.632		£ 2.492
Restatement Adjustments
Earnings Per Share [Line Items]
Basic earnings per share (ordinary shares of 25p each), Earnings		£ 37,485
Diluted earnings per share, Earnings		£ 37,485
Basic earnings per share (ordinary shares of 25p each), Weighted average number of shares		2,044
Diluted earnings per share, Weighted average number of shares		2,051
Basic earnings per share (ordinary shares of 25p each), Earnings per share pence		£ 18.339
Diluted earnings per share, Earnings per share pence		£ 18.276
Share Options
Earnings Per Share [Line Items]
Share options, Weighted average number of shares	7		7
Share options, Earnings per share pence	£ (0.008)		£ (0.010)
Share Options | Restatement Adjustments
Earnings Per Share [Line Items]
Share options, Weighted average number of shares		7
Share options, Earnings per share pence		£ (0.063)